Stock Based Compensation Plans: (Details Text)	9 Months Ended
	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($) $ / shares shares	Oct. 06, 2016 shares
Stock Based Compensation Plans Details Text [Abstract]
Amended maximum number of options available under the plan			8,750,000
Maximum number of options available under the plan	7,550,000
Options available for grant	1,519,500
Maximum term of options	10 years
Options granted during the period	0	315,000
Options exercised during the period	2,300,000
Proceeds to company from option exercises | $	$ 4,200,000
Non-cash compensation expense | $	$ 14,907	$ 306,161
Weighted average fair value of options granted | $ / shares		$ 0.85
Retention units held by officers and directors	1,457,500
Retention units held by others	315,000
Minimum value of retention units | $	$ 7,700,000